Capital Stock - 2013 Lincoln Park Capital Fund, LLC Stock Purchase Agreement - Additional Information (Detail) (USD $)	0 Months Ended					1 Months Ended			9 Months Ended		12 Months Ended		1 Months Ended	0 Months Ended	2 Months Ended	3 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Jul. 19, 2013	Mar. 12, 2013	Jan. 22, 2013	Jun. 26, 2014	May 29, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2014	Dec. 11, 2013	Mar. 10, 2014	Sep. 30, 2014
Class of Stock [Line Items]
Potential common stock value to be sold								$ 10,250,000			$ 10,250,000
Number of shares of common stock sold	4,444,445	6,000,000		5,000,000	10,125,000	5,500,000	3,333,333
Proceeds from sale of common stock	400,000	600,000	2,377,000	1,000,000	2,025,000	550,000	500,000		3,646,000	6,289,000	6,538,000	2,084,000
Closing price of common stock								$ 0.21			$ 0.21
Subsequent Event [Member]
Class of Stock [Line Items]
Potential common stock value to be sold													10,250,000
Common Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Potential number of shares of common stock to be sold									10,133,334							10,133,334
Potential common stock value to be sold									8,412,000							8,412,000
Lincoln Park Capital Fund, LLC [Member]
Class of Stock [Line Items]
Number of shares of common stock sold									9,866,666
Common stock sold									1,838,000
Lincoln Park Capital Fund, LLC [Member] | Common Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Potential common stock value to be sold														10,250,000
Number of shares of common stock sold									8,200,000					1,666,666		0
Common stock sold									1,588,000					250,000	817,000
Cash fee paid for commitment to purchase additional shares														155,000
Proceeds from sale of common stock									1,588,000							0
Lincoln Park Capital Fund, LLC [Member] | Common Stock Purchase Agreement [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of shares of common stock sold															3,800,000
Common stock sold															817,000
Lincoln Park Capital Fund, LLC [Member] | Common Stock Purchase Agreement [Member] | Limit One [Member]
Class of Stock [Line Items]
Common shares authorized to purchase								200,000	200,000		200,000					200,000
Lincoln Park Capital Fund, LLC [Member] | Common Stock Purchase Agreement [Member] | Limit Two [Member]
Class of Stock [Line Items]
Common shares authorized to purchase								300,000	300,000		300,000					300,000
Lincoln Park Capital Fund, LLC [Member] | Common Stock Purchase Agreement [Member] | Limit Three [Member]
Class of Stock [Line Items]
Common shares authorized to purchase								400,000	400,000		400,000					400,000
Lincoln Park Capital Fund, LLC [Member] | Common Stock Purchase Agreement [Member] | Minimum [Member]
Class of Stock [Line Items]
Closing price of common stock								$ 0.05	$ 0.05		$ 0.05					$ 0.05
Common stock value under stock purchase agreement								$ 500,000	$ 500,000		$ 500,000					$ 500,000